Master Trust - Master Trust Balance (Details) - EBP 033 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Accrued expenses	$ (39)	$ (44)
Total net assets available for benefits	394,999	389,108
Accrual variance	4,400	(3,700)
Participant- Directed Investments
EBP, Master Trust [Line Items]
Total investment assets at fair value	1,700	1,500
Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	55,496,381	50,978,328
Fully benefit-responsive investment contracts at contract value	4,887,387	4,991,458
Due from broker for securities sold	23,298	5,003
Accrued interest and dividends	55,418	39,222
Other receivables	44,842	67,276
Due to broker for securities purchased	(47,874)	(19,006)
Accrued expenses	(50,044)	(77,077)
Other payables	(296)	(26)
Total net assets available for benefits	60,409,112	55,985,178
Master Trust Balance | Cash and cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Total investment assets at fair value	675,098	724,303
Master Trust Balance | Common and preferred stocks
EBP, Master Trust [Line Items]
Total investment assets at fair value	8,447,158	6,934,489
Master Trust Balance | Common stocks - Lockheed Martin
EBP, Master Trust [Line Items]
Total investment assets at fair value	11,373,758	12,097,506
Master Trust Balance | Common/collective trusts
EBP, Master Trust [Line Items]
Total investment assets at fair value	28,919,660	26,108,226
Master Trust Balance | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Total investment assets at fair value	1,012,735	718,567
Master Trust Balance | Corporate debt securities
EBP, Master Trust [Line Items]
Total investment assets at fair value	867,174	755,451
Master Trust Balance | U.S. Government securities
EBP, Master Trust [Line Items]
Total investment assets at fair value	662,609	667,026
Master Trust Balance | Other investments
EBP, Master Trust [Line Items]
Total investment assets at fair value	148,008	130,680
Master Trust Balance | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total investment assets at fair value	3,390,181	2,842,080
Plan’s Interest in Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	359,456	348,289
Fully benefit-responsive investment contracts at contract value	38,606	35,583
Due from broker for securities sold	154	34
Accrued interest and dividends	368	269
Other receivables	297	461
Due to broker for securities purchased	(318)	(130)
Accrued expenses	(332)	(529)
Other payables	(2)	0
Total net assets available for benefits	398,229	383,977
Plan’s Interest in Master Trust Balance | Cash and cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Total investment assets at fair value	5,168	5,772
Plan’s Interest in Master Trust Balance | Common and preferred stocks
EBP, Master Trust [Line Items]
Total investment assets at fair value	60,254	51,552
Plan’s Interest in Master Trust Balance | Common stocks - Lockheed Martin
EBP, Master Trust [Line Items]
Total investment assets at fair value	73,180	81,029
Plan’s Interest in Master Trust Balance | Common/collective trusts
EBP, Master Trust [Line Items]
Total investment assets at fair value	185,983	178,224
Plan’s Interest in Master Trust Balance | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Total investment assets at fair value	10,610	8,666
Plan’s Interest in Master Trust Balance | Corporate debt securities
EBP, Master Trust [Line Items]
Total investment assets at fair value	8,729	8,418
Plan’s Interest in Master Trust Balance | U.S. Government securities
EBP, Master Trust [Line Items]
Total investment assets at fair value	6,141	6,589
Plan’s Interest in Master Trust Balance | Other investments
EBP, Master Trust [Line Items]
Total investment assets at fair value	1,521	1,464
Plan’s Interest in Master Trust Balance | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total investment assets at fair value	$ 7,870	$ 6,575